Share-based payments - Warrants (Details) - $ / shares	Dec. 19, 2025	Aug. 15, 2025	Jan. 14, 2025	Sep. 16, 2024	Dec. 21, 2023	Sep. 20, 2023	Aug. 02, 2023	Jun. 16, 2023	Apr. 19, 2023	Nov. 23, 2020	Feb. 28, 2026	Feb. 28, 2025	Dec. 13, 2023
Disclosure of classes of share capital [line items]
Number of warrants to purchase voting common shares issued	400,008	4,382	592	56	3	8	14	11	9
Number of underwriter warrants to purchase voting common shares issued	40,001
Warrants term	5 years	5 years	5 years 6 months	5 years	5 years	3 years	3 years	3 years	3 years	5 years
Exercise price of warrants	$ 15	$ 100	$ 600	$ 4,500	$ 56,700	$ 218,700	$ 218,700	$ 218,700	$ 227,340				$ 56,700
Common shares
Disclosure of classes of share capital [line items]
Number of warrants outstanding											451,022	11,039
Number of warrants or rights accounted as derivative liabilities											405,988	6,003
Number of warrants or rights accounted as contributed surplus											45,034	5,036